VOYAGE REVENUE - Summary of adoption of the new revenue recognition guidance on opening Condensed Consolidated Balance Sheet - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Current assets
Due from charterers	$ 63,187	$ 42,637
Prepaid expenses and other current assets	10,586	3,731
Equity:
Accumulated deficit	$ (68,790)	(56,477)
New Revenue Standard Adjustment
Current assets
Due from charterers		(4,475)
Prepaid expenses and other current assets		1,691
Equity:
Accumulated deficit		(2,784)
Balances without adoption of ASU 2014-09
Current assets
Due from charterers		38,162
Prepaid expenses and other current assets		5,422
Equity:
Accumulated deficit		$ (59,261)